Acquisition of business operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule of fair values of intangible assets in business combination

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2021	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Additions through business combinations (Note 27)	65	35	–	100
Additions – separately acquired	2,530	200	170	2,900
Disposals	(669)	–	(14)	(683)
Exchange and other adjustments	496	30	24	550
At 31 December 2023	69,207	2,707	1,575	73,489
Amortisation and impairment losses
At 1 January 2021	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Amortisation for year	3,771	75	80	3,926
Impairment charges	434	–	–	434
Disposals	(667)	–	(12)	(679)
Exchange and other adjustments	336	41	27	404
At 31 December 2023	32,266	2,061	1,073	35,400
Net book value
At 31 December 2021	41,314	748	430	42,492
At 31 December 2022	38,393	497	417	39,307
At 31 December 2023	36,941	646	502	38,089

	2023	2022	2021
	$m	$m	$m
Net book value
Current intangible assets	–	–	105
Non-current intangible assets	38,089	39,307	42,387
At 31 December	38,089	39,307	42,492

Alexion Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of fair values in business combination

Fair value
$m
Non-current assets
Property, plant and equipment	1,135
Right-of-use assets	263
Intangible assets	26,855
Other non-current assets	301
28,554
Current assets
Inventories	6,769
Trade and other receivables	2,096
Intangible assets	100
Cash and cash equivalents	4,086
13,051
Current liabilities
Interest-bearing loans and borrowings	(2,336)
Trade and other payables	(1,192)
Other current liabilities	(40)
(3,568)
Non-current liabilities
Lease liabilities	(228)
Deferred tax liabilities	(4,191)
Other non-current liabilities	(697)
(5,116)
Total net assets acquired	32,921
Less: non-controlling interests	(150)
Goodwill	8,287
Total fair value of consideration	41,058
Less: fair value of equity consideration	(27,196)
Less: fair value of replacement employee share awards	(513)
Less: cash and cash equivalents acquired	(4,086)
Net cash outflow	9,263

Schedule of fair values of intangible assets in business combination

	Fair value	Useful lives
	$m	Years
Launched products – C5 franchise (Soliris/Ultomiris)	18,480	6 to 15
Launched products – Strensiq, Kanuma, Andexxa	5,215	11 to 17
Products in development	2,760	Not amortised
Other intangibles	500	5 to 10
	26,955